SHORT-TERM LOANS (Details)	3 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 14, 2023 USD ($)	Jun. 14, 2023 CNY (¥)	Dec. 31, 2022	Sep. 30, 2022	May 31, 2022	Feb. 14, 2022 USD ($)	Feb. 14, 2022 CNY (¥)	May 13, 2021 USD ($)	May 13, 2021 CNY (¥)
LOC from China Construction Bank
SHORT-TERM LOANS
Maximum borrowing capacity under the LOC								$ 137,574	¥ 1,000,000	$ 137,574	¥ 1,000,000
Interest rate (as a percent)					3.95%		4.20%			4.2525%	4.2525%
Loan from unrelated individual
SHORT-TERM LOANS
Maximum borrowing capacity under the LOC			$ 2,165	¥ 15,000
Interest rate (as a percent)						4.2525%
Amount borrowed	$ 216,129	¥ 1,571,000